LEASE LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [Abstract]
Beginning balance	$ 1,080	$ 854
Addition from acquisition	9,196	542
Change in estimates and modification	595	38
Payments	(2,341)	(469)
Interest	221	100
Adjustment on currency translation	(39)	15
Ending balance	8,712	1,080
Less current portion	5,237	362
Non-current portion	$ 3,475	$ 718